FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Interest expense	$ 7.1	$ 23.0
Credit facility fees	2.9	1.6
Accretion expense	0.9	0.6
Finance costs	10.9	25.2
Interest paid	$ 32.7	$ 41.9